Recapitalization - Schedule of Business Combination (Details) - Business Combination, Series of Individually Immaterial Business Combinations [Member]	Jun. 30, 2025 USD ($)
Schedule of Business Combination [Line Items]
Cash-trust and cash, net of redemptions	$ 306,895
Less: transaction costs, paid	(293,631)
Net proceeds from the Business Combination	13,264
Less: accounts payable, accrued liabilities and other current liabilities combined	(3,013,837)
Less: Convertible notes payable combined	(770,000)
Less: Warrants liabilities combined	(230,000)
Reverse recapitalization, net	$ (4,000,573)